4. STOCKHOLDERS' DEFICIT	9 Months Ended
Sep. 30, 2020
STOCKHOLDERS' DEFICIT:
4. STOCKHOLDERS' DEFICIT

 Common Stock

The Company has authorized 3,000,000,000 shares of common stock with $0.001 par value, of which 13,096,189 were issued and outstanding as of September 30, 2020. As of December 31, 2019, there were 3,000,000,000 authorized shares of common stock, of which 3,319,469 were issued and outstanding.

For the nine months ended September 30, 2020, the Company issued 9,776,720 shares of common stock as listed below:

Exchange of Debt for common stock shares and warrants	8,132,013
Shares issued for manufacturing agreements	12,147
Shares issued for payment of Series D dividends	106,560
Investments	1,526,000
Issued during the nine months ended September 30, 2020	9,776,720

Summary table of common stock share transactions:

Balance at December 31, 2019	3,319,469
Issued in 2020	9,776,720
Balance at September 30, 2020	13,096,189

Investments

During the second and third quarters of 2020, the Company received equity investments in the amount of $1,636,000 and incurred fees due on these investments of $97,000. These investors received a total of 1,653.5 Series E preferred stock (if the Investor elects to convert their Series E preferred stock, each Series E preferred stock shares converts into 4,000 shares of the Company’s common stock shares).

During January and April 2020, the Company received equity investments in the amount of $128,000. These investors received a total of 256,000 common stock shares and 256,000 warrants issued to purchase common stock shares at a strike price of $0.25, 256,000 warrants to purchase common stock shares at a strike price of $0.75 and 128 Series D preferred stock (if the Investor elects to convert their Series D preferred stock, each Series D preferred stock shares converts into 3,000 shares of the Company’s common stock shares). Of the amount invested $38,000 was from related parties.

During December 2019, the Company received equity investments in the amount of $635,000. The $635,000 of investments were recorded as a subscription liability in December 2019. The common stock shares were issued in January 2020. These investors received a total of 1,270,000 common stock shares and 1,270,000 warrants to purchase common stock shares at a strike price of $0.25, 1,270,000 warrants issued to purchase common stock shares at a strike price of $0.75 and 635 Series D preferred stock (each Series D preferred stock shares converts into 3,000 shares of the Company’s common stock shares). Of the amount invested $350,000 was from related parties.

Debt Exchanges

On January 8, 2020, the Company exchanged $2,064,366 in debt for several equity instruments (noted below) that were determined to have a total fair value of $2,065,548, resulting in a loss on extinguishment of debt of $1,183 which is recorded in other income (expense) on the accompanying consolidated statements of operations. The Company also issued 6,957,013 warrants to purchase common stock shares; with exercise prices of $0.25, $0.75 and $0.20. In addition, one of the investors forgave approximately $29,000 of debt, which was recorded as a gain for extinguishment of debt.

On June 3, 2020, the Company exchanged $328,422 in debt from Auctus, (summarized in footnote 10: Convertible Notes), for 500,000 common stock shares and 700,000 warrants to purchase common stock shares. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $196,818 (based on a $0.281 black scholes fair valuation). This resulted in a net loss on extinguishment of debt of $118,396 ($446,818 fair value less the $328,422 of exchanged debt).

On June 30, 2020, the Company exchanged $125,000 in debt (during June 2020, $125,000 in payables had been converted into short-term debt) from Mr. James Clavijo, for 500,000 common stock shares and 250,000 warrants to purchase common stock shares. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $99,963 (based on a $0.40 black scholes fair valuation). This resulted in a net loss on extinguishment of debt of $224,963 ($349,963 fair value less the $125,000 of exchanged debt). After the exchange transaction a balance was due to Mr. Clavijo of $10,213 which was paid.

The following table summarizes the debt exchanges:

	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.25)	Warrants (Exercise $0.75)	Warrants (Exercise $0.20)	Warrants (Exercise $0.15)	Warrants (Exercise $0.50)

Aquarius	$145,544	107,500	38,044	291,088	145,544	145,544	—	—	—
K2 Medical (Shenghuo)[3]	803,653	771,927	31,726	1,905,270	704,334	704,334	496,602	—	—
Mr. Blumberg	305,320	292,290	13,030	1,167,630	119,656	119,656	928,318	—	—
Mr. Case	179,291	150,000	29,291	896,456	—	—	896,456	—	—
Mr. Grimm	51,050	50,000	1,050	255,548	—	—	255,548	—	—
Mr. Gould	111,227	100,000	11,227	556,136	—	—	556,136	—	—
Mr. Mamula	15,577	15,000	577	77,885	—	—	77,885	—	—
Dr. Imhoff[2]	400,417	363,480	36,937	1,699,255	100,944	100,944	1,497,367	—	—
Ms. Rosenstock[1]	50,000	50,000	—	100,000	50,000	50,000	—	—	—
Mr. James[2]	2,286	2,000	286	7,745	1,227	1,227	5,291	—	—
Auctus	328,422	249,119	79,303	500,000	—	—	—	700,000	—
Mr. Clavijo	125,000	125,000	—	500,000	—	—	—	—	500,000
Mr. Wells[4]	220,000	220,000	—	—	—	—	—	—	—
	$2,737,787	$2,496,316	$241,471	7,957,013	1,121,705	1,121,705	4,713,603	700,000	500,000

1 Ms. Rosenstock also forgave $28,986 in debt to the Company.

2 Mr. Imhoff and Mr. James are members of the board of directors and therefore related parties.

[3] The Company’s COO and director, Mark Faupel, is a shareholder of Shenghuo, and a former director, Richard Blumberg, is a managing member of Shenghuo.

4 Mr. Wells will also receive 66,000 common share stock options; the details of which are explained in the following paragraph.

On July 9, 2020, the Company entered into an exchange agreement with Mr. Bill Wells (one of its former employees). In lieu of agreeing to dismiss approximately half of what is owed by the Company, Mr. Wells will receive the following: (i) cash payments of $20,000 within 60 days of the signing of the agreement; cash payments over time in the amount of $90,000 in the form of an unsecured note with the Company to be executed within 30 days of a new financing(s) totaling at least $3.0 million. The note shall bear interest of 6.0% and mature over 18 months; (iii) 66,000 common share stock options that vest at a rate of 3,667 per month and have a $0.49 exercise price (if two consecutive payments in (ii) are not made the stock options will be canceled and a cash payment will be required; and (iv) the total amount of forgiveness by creditor of approximately $110,000 shall be prorated according to amount paid. During the three months ended September 30, 2020, the Company made a payment of $20,000; this payment allowed the Company to write off a total of $40,000 in debt, with the corresponding $20,000 difference recorded as a gain.

Preferred Stock

Overview

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock redeemable convertible preferred stock, none of which remain outstanding, 33,000 shares of preferred stock as Series B Preferred Stock, none of which remain outstanding, 9,000 shares of preferred stock as Series C Convertible Preferred Stock, (the “Series C Preferred Stock”), of which 286 were issued and outstanding at September 30, 2020 and December 31, 2019, respectively and 20,250 shares of preferred stock as Series C1 Preferred Stock, of which 1,050 shares were issued and outstanding at September 30, 2020 and December 31, 2019. In addition, some holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At September 30, 2020, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

Series C Convertible Preferred Stock

Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At September 30, 2020 and December 31, 2019, there were 286 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.

Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. In addition, upon conversion of the Series C preferred stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the number of unpaid dividends through the Dividend End Date on the converted shares. At December 31, 2019, the “make-whole payment” for a converted share of Series C preferred stock would convert to 200 shares of the Company’s common stock. The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends. In addition, the purchasers of the Series C preferred stock received, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 1 share of Company’s common stock. The warrants contain anti-dilution adjustments in the event that the Company issues shares of common stock, or securities exercisable or convertible into shares of common stock, at prices below the exercise price of such warrants. As a result of the anti-dilution protection, the Company is required to account for the warrants as a liability recorded at fair value each reporting period. At September 30, 2020, the exercise price per share was $512,000.

On May 23, 2016, an investor canceled certain of these warrants, exercisable into 903 shares of common stock. The same investor also transferred certain of these warrants, exercisable for 150 shares of common stock, to two investors who also had participated in the 2015 Series C financing.

Series C1 Convertible Preferred Stock

Between April 27, 2016 and May 3, 2016, the Company entered into various agreements with certain holders of Series C preferred stock, including directors John Imhoff and Mark Faupel, pursuant to which those holders separately agreed to exchange each share of Series C preferred stock held for 2.25 shares of the Company’s newly created Series C1 Preferred Stock and 12 (9,600 pre-split) shares of the Company’s common stock (the “Series C Exchanges”). In connection with the Series C Exchanges, each holder also agreed to roll over the $1,000 stated value per share of the holder’s shares of Series C1 Preferred Stock into the next qualifying financing undertaken by the Company on a dollar-for-dollar basis and, except in the event of an additional $50,000 cash investment in the Company by the holder, to execute a customary “lockup” agreement in connection with the financing. In total, for 1,916 shares of Series C preferred stock surrendered, the Company issued 4,312 shares of Series C1 Preferred Stock and 29 shares of common stock.

At September 30, 2020, there were 1,050 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 381,098 shares of the Company’s common stock.

On August 31, 2018, 3,262.25 shares of Series C1 Preferred Stock were surrendered, and the Company issued 3,262.25 shares of Series C2 Preferred Stock.

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments” and, while it has the same anti-dilution protections afforded the Series C preferred stock, it does not automatically reset in connection with a reverse stock split or conversion of our outstanding convertible debt.

Series C2 Convertible Preferred Stock

On August 31, 2018, the Company entered into agreements with certain holders of the Company’s Series C1 Preferred Stock, including the chairman of the Company’s board of directors, and the Chief Operating Officer and a director of the Company pursuant to which those holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At September 30, 2020, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

The terms of the Series C2 Preferred Stock are substantially the same as the Series C1 Preferred Stock, except that (i) shares of Series C1 Preferred Stock may not be convertible into the Company’s common stock by their holder for a period of 180 days following the date of the filing of the Certificate of Designation (the “Lock-Up Period”); (ii) the Series C2 Preferred Stock has the right to vote as a single class with the Company’s common stock on an as-converted basis, notwithstanding the Lock-Up Period; and (iii) the Series C2 Preferred Stock will automatically convert into that number of securities sold in the next Qualified Financing (as defined in the Exchange Agreement) determined by dividing the stated value ($1,000 per share) of such share of Series C2 Preferred Stock by the purchase price of the securities sold in the Qualified Financing.

Series D Convertible Preferred Stock

On January 8, 2020, the Company entered into a Security Agreement with the Series D Investors (the “Series D Security Agreement”) pursuant to which all obligations under the Series D Certificate of Designation are secured by all of the Company’s assets and personal properties, with certain accredited investors, including the Chief Executive Officer, Chief Operating Officer and a director of the Company. In total, for $763,000 the Company issued 763 shares of Series D Preferred Stock, 1,526,000 common stock shares, 1,526,000 common stock warrants, exercisable at $0.25, and 1,526,000 common stock warrants, exercisable $0.75. Each Series D Preferred Stock is convertible into 3,000 common stock shares. The Series D Preferred Stock will have cumulative dividends at the rate per share of 10% per annum. The stated value and liquidation preference on the Series D Preferred Stock is $554.

Each share of Series D Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series D Certificate of Designation (the “Series D Conversion Price”). The conversion of Series D Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series D Preferred. If the average of the VWAPs (as defined in the Series D Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series D Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series D Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends .

The Series D Warrants may be exercised cashlessly if there is no effective registration statement covering the Common Stock issuable upon exercise of the Series D Warrants. The Series D Warrants contain a 4.99% beneficial ownership blocker which may be increased to 9.99% at the holder’s election.

On January 8, 2020, the Company also entered into a Registration Rights Agreement (the “Series D Registration Rights Agreement “) with the Series D Investors pursuant to which the Company agreed to file with the SEC, a registration statement on a Form S-3 (or on other appropriate form if a Form S-3 is not available) covering the Common Stock issuable upon conversion of the Series D Warrants within 90 days of the date of the Registration Rights Agreement and cause such registration statement to be declared effective within 120 days of the date of the Registration Rights Agreement. All reasonable expenses related to such registration shall be borne by the Company.

During August 2020, the Company issued 106,560 common stock shares for the payment of Series D Preferred Stock dividends accrued.

Series E Convertible Preferred Stock

During the nine months ended September 30, 2020, the Company entered into a Security Agreement with the Series E Investors (the “Series E Security Agreement”) pursuant to which all obligations under the Series E Certificate of Designation are secured by all of the Company’s assets and personal properties, with certain accredited investors. In total, for $1,636,000 the Company issued 1,635.5 shares of Series E Preferred Stock. Each Series E Preferred Stock is convertible into 4,000 common stock shares. The Series E Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value and liquidation preference on the Series E Preferred Stock is $1,636. The Company incurred fees due on these investments of $97,000.

Each share of Series E Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series E Certificate of Designation (the “Series E Conversion Price”). The conversion of Series E Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series E Preferred. If the average of the VWAPs (as defined in the Series E Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series E Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series E Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the nine months ended September 30, 2020:

Warrants (Underlying Shares)
Outstanding, January 1, 2020	46,016,840
Issuances	11,270,013
Cancelled / Expired	(70)
Exchanged in debt restructuring	(28,962,508)
Exercised	—
Outstanding, September 30, 2020	28,324,275

The Company had the following shares reserved for the warrants as of September 30, 2020:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
4,262	(1)	$1.824 per share	March 19, 2021
7,185,000	(2)	$0.20 per share	February 12, 2023
1,725,000	(3)	$0.04 per share	February 21, 2021
325,000	(4)	$0.18 per share	April 4, 2022
215,000	(5)	$0.25 per share	July 1, 2022
100,000	(6)	$0.25 per share	September 1, 2022
7,500,000	(7)	$0.20 per share	December 17, 2024
250,000	(8)	$0.16 per share	March 31, 2025
2,597,705	(9)	$0.25 per share	December 30, 2022
2,597,705	(10)	$0.75 per share	December 30, 2022
4,713,603	(11)	$0.20 per share	December 30, 2022
60,000	(12)	$0.25 per share	April 23, 2023
50,000	(13)	$0.25 per share	December 30, 2022
50,000	(14)	$0.75 per share	December 30, 2022
700,000	(15)	$0.15 per share	May 21, 2023
250,000	(16)	$0.50 per share	June 23, 2023
1,000	(17)	$0.50 per share	August 10, 2022
28,324,275*

* However, please refer to Footnote 10 - CONVERTIBLE DEBT in the paragraph: Debt Restructuring for more information regarding our warrants.

(1)	Issued to investors for a loan in March 2018.
(2)	Exchanged in January 2020 from amount issued as part of a February 2016 private placement with senior secured debt holder
(3)	Issued to a placement agent in conjunction with a February 2016 private placement with senior secured debt holder
(4)	Issued to investors for a loan in April 2019
(5)	Issued to investors for a loan in July 2019
(6)	Issued to investors for a loan in September 2019
(7)	Issued to investors for a loan in December 2019
(8)	Issued to investors for a loan in January 2020
(9)	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
(10)	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
(11) (12) (13) (14) (15) (16)

Issued to investors as part of Series D Preferred Stock Capital raise in December 2020

Issued to a consultant for services in April 2020

Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020

Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020

Issued to an investor for a loan in May 2020

Issued to an investor in exchange of debt in June 2020

(17)	Issued to a consultant for services in August 2020

Footnote (2) - On January 16, 2020, the Company entered into an exchange agreement with GPB. This exchange agreement canceled the existing outstanding warrants, which were subject to anti-dilution and ratchet provisions, to purchase 35,937,500 shares of common stock at an exercise price of $0.04 per share and resulted in the issuance of new warrants to purchase 7,185,000 share of common stock at a price of $0.20 per share. The new warrants have fixed exercise prices of $0.20; subject to the Company meeting the agreed upon terms of the exchange agreement.

Warrant to purchase 70 shares of common stock were not recorded as their exercise price after considering reverse stock splits, were greater than $60,000 and deemed to be immaterial for disclosure

On January 6, 2020, the Company entered into a finder’s fee agreement. The finder will receive 5% cash and 5% warrants on all funds it raises including bridge loans. The three-year common stock share warrants will have an exercise price of $0.25. During 2019 and 2020, the finder helped the Company raise $300,000, therefore a fee of $15,000 was paid and 60,000 warrants will be issued.

On January 22, 2020, the Company entered into a promotional agreement with a consultant. The consultant will provide the Company investor and public relations services. As compensation for these services, the Company will issue a total of 5,000,000 common stock warrants at a $0.25 strike price and expiring in three years, if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding.